BUSINESS ACQUISITIONS (Details) - Chiefton Acquisition, Purchase Price Allocation - USD ($)	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Business Combination Segment Allocation [Line Items]
Inventory	$ 30,443	$ 7,981
Chiefton Acquisition [Member]
Business Combination Segment Allocation [Line Items]
Inventory			$ 12,249
Intangible assets – Chiefton brand and graphic designs			69,400
$ 81,649